Related Party Transactions (Details) - Schedule of Revenue from Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenue from Related Parties [Line Items]
Total revenue from related parties	$ 1,022,358	$ 1,111,023	$ 657,060
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 858,743	737,450	578,302
Jinmed International Co., Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 146,268
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 6,759	276,429	52,274
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		70,816
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 10,588	24,707	26,484
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Schedule of Revenue from Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		$ 1,621